Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Deferred tax assets:
Operating lease liabilities	$ 21,559	$ 7,067
Total deferred tax assets	21,559	7,067
Deferred tax liabilities:
Right of use assets – operating lease	21,854	6,944
Total deferred tax liabilities	(21,854)	(6,944)
Deferred tax (liabilities) assets, net	$ 295	$ 123